Parent Only Financial Statements (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jun. 29, 2009
Parent Only Financial Statements (Textual)
Class A Preferred Shares, par value	$ 0.0005
Class A Preferred Shares, shares authorized	16,000,000
Class A Preferred Shares, shares issued	4,689,506
Class A Preferred Shares, shares outstanding	4,689,506
Class A Preferred Shares, liquidation preference	$ 4,689,506	$ 5,689,506
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	83,109,978
Common stock, shares issued	83,109,978	83,109,978
Common stock, shares outstanding	83,109,978		12,927,888
Parent [Member]
Parent Only Financial Statements (Textual)
Class A Preferred Shares, par value	$ 0.0005
Class A Preferred Shares, shares authorized	16,000,000
Class A Preferred Shares, shares issued	4,689,506
Class A Preferred Shares, shares outstanding	4,689,506
Class A Preferred Shares, liquidation preference	$ 4,689,506
Common stock, par value	$ 0.0001
Common stock, shares authorized	83,109,978
Common stock, shares issued	83,109,978
Common stock, shares outstanding	83,109,978
Restricted asset in percentage of net asset (In percentage)	25.00%